Acquisitions (Acquired Loans At Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013 Virginia Savings Bank [Member]	Dec. 31, 2012 Virginia Savings Bank [Member]	May 31, 2012 Virginia Savings Bank [Member]	Jan. 10, 2013 Community Bank [Member]	Dec. 31, 2013 Virginia Savings Bank and Community Bank as of acquisition date [Member]	Dec. 31, 2013 Virginia Savings Bank and Community Bank [Member]	Dec. 31, 2012 Virginia Savings Bank and Community Bank [Member]
Business Acquisition [Line Items]
Contractually required principal and interest	$ 3,932	$ 10,759	$ 11,567	$ 55,983	$ 67,550	$ 42,498	$ 10,759
Contractual cash flows not expected to be collected (non-accretable difference)			(3,973)	(19,758)	(23,731)
Expected cash flows			7,594	36,225	43,819
Interest component of expected cash flows (accretable difference)			(954)	(5,469)	(6,423)
Estimated fair value of purchased credit impaired loans acquired			6,640	30,756	37,396
Carry Value of Loans at Acquisition Date			72,476	356,822	429,298
Fair Value Adjustment for NonCredit Impaired Loans			(5,653)	(15,409)	(21,062)
Fair Value of NonCredit Impaired Loans			$ 66,823	$ 341,413	$ 408,236